FIDELITY


(REGISTERED TRADEMARK)
FREEDOM
FUNDS - INCOME, 2000, 2010, 2020, 2030
SM
ANNUAL REPORT
MARCH 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the funds have done over time.

FUND TALK                14   The manager's review of the funds'
                              performance, strategy and outlook.

FREEDOM INCOME           19   Investment Summary
                         21   Investments
                         22   Financial Statements

FREEDOM 2000             26   Investment Summary
                         28   Investments
                         30   Financial Statements

FREEDOM 2010             34   Investment Summary
                         36   Investments
                         38   Financial Statements

FREEDOM 2020             42   Investment Summary
                         44   Investments
                         46   Financial Statements

FREEDOM 2030             50   Investment Summary
                         52   Investments
                         54   Financial Statements

NOTES                    58   Notes to the financial statements.

REPORT OF INDEPENDENT    61   The auditor's opinion.
ACCOUNTANTS

DISTRIBUTIONS            62


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
As the first quarter of 1997 came to an end, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction over the second half of March. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds, both domestic and foreign. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
FIDELITY FREEDOM INCOME
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED MARCH 31, 1997                        LIFE OF
                                                   FUND

Freedom Income Fund                                1.99%

Lehman Brothers Aggregate Bond Index               1.50%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on October 17, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
 1996/10/31   10000.00                    10000.00
10000.00
     1996/11/30   10209.37                    10171.29
10236.37
     1996/12/31   10149.16                    10076.71
10175.39
     1997/01/31   10280.05                    10107.57
10332.71
     1997/02/28   10290.08                    10132.71
10375.28
     1997/03/31   10168.68                    10020.43
10262.22
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Freedom Income Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $10,169 - a 1.69% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,020 - a 0.20% increase. You can also look at how the Fidelity Freedom Income Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+8.25%), the Lehman Brothers Aggregate Bond Index (+0.20%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+2.13%) according to the fund's initial target asset allocation.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,262 - a 2.62% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* 20.0% DOMESTIC EQUITY, 40.0% INVESTMENT GRADE FIXED-INCOME, AND 40.0% MONEY MARKET.
FIDELITY FREEDOM 2000
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED MARCH 31, 1997                        LIFE OF
                                                   FUND

Freedom 2000 Fund                                  2.09%

Lehman Brothers Aggregate Bond Index               1.50%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on October 17, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
 1996/10/31      10000.00                    10000.00
10000.00
  1996/11/30      10340.00                    10171.29
10395.74
  1996/12/31      10239.47                    10076.71
10278.18
  1997/01/31      10441.23                    10107.57
10533.93
  1997/02/28      10451.32                    10132.71
10595.26
  1997/03/31      10209.21                    10020.43
10379.71
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Freedom 2000 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $10,209 - a 2.09% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,020 - a 0.20% increase. You can also look at how the Fidelity Freedom 2000 Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+8.25%), the Morgan Stanley Capital International Europe, Australasia and Far East
(EAFE) Index (+1.10%), the Lehman Brothers Aggregate Bond Index (+0.20%), the Merrill Lynch High Yield Master Index (+3.88%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (+2.13%), according to the fund's initial target asset allocation.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,380 - a 3.80% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* 39.2% DOMESTIC EQUITY, 4.4% INTERNATIONAL EQUITY, 40.9% INVESTMENT GRADE FIXED-INCOME, 4.0% HIGH YIELD FIXED-INCOME, AND 11.5% MONEY MARKET. FIDELITY FREEDOM 2010
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED MARCH 31, 1997                  LIFE OF
                                             FUND

Freedom 2010 Fund                            2.59%

S&P 500 (registered trademark)               8.46%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on October 17, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
  1996/10/31   10000.00                    10000.00
10000.00
     1996/11/30   10471.89                    10755.90
10540.53
     1996/12/31   10340.61                    10542.83
10386.09
     1997/01/31   10634.90                    11201.54
10747.05
     1997/02/28   10645.05                    11289.36
10831.03
     1997/03/31   10300.02                    10825.48
10534.95
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Freedom 2010 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $10,300 - a 3.00% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,825 - a 8.25% increase. You can also look at how the Fidelity Freedom 2010 Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+8.25%), the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index (+1.10%), the Lehman Brothers Aggregate Bond Index (+0.20%), and the Merrill Lynch High Yield Master Index (+3.88%), according to the fund's initial target asset allocation.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,535 - a 5.35% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* 59.2% DOMESTIC EQUITY, 9.7% INTERNATIONAL EQUITY, 24.1% INVESTMENT GRADE FIXED-INCOME,
AND 7.0% HIGH YIELD FIXED-INCOME.
FIDELITY FREEDOM 2020
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED MARCH 31, 1997                  LIFE OF
                                             FUND

Freedom 2020 Fund                            2.99%

S&P 500 (registered trademark)               8.46%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on October 17, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
     1996/10/31   10000.00                    10000.00
10000.00
     1996/11/30   10523.14                    10755.90
10611.16
     1996/12/31   10391.74                    10542.83
10443.31
     1997/01/31   10726.63                    11201.54
10864.05
     1997/02/28   10736.78                    11289.36
10960.04
     1997/03/31   10361.29                    10825.48
10628.67
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Freedom 2020 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $10,361 - a 3.61% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,825 - an 8.25% increase. You can also look at how the Fidelity Freedom 2020 Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+8.25%), the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index (+1.10%), the Lehman Brothers Aggregate Bond Index (+0.20%), and the Merrill Lynch High Yield Master Index (+3.88%) according to the fund's initial target asset allocation.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,629 - a 6.29% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* 70.0% DOMESTIC EQUITY, 12.4% INTERNATIONAL EQUITY, 10.1% INVESTMENT GRADE FIXED-INCOME,
AND 7.5% HIGH YIELD FIXED-INCOME.
FIDELITY FREEDOM 2030
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Strategic Advisers had not reimbursed certain fund expenses, the fund's total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED MARCH 31, 1997                  LIFE OF
                                             FUND

Freedom 2030 Fund                            2.99%

S&P 500 (registered trademark)               8.46%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on October 17, 1996. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old.
$10,000 OVER LIFE OF FUND
     1996/10/31   10000.00                    10000.00
10000.00
     1996/11/30   10533.74                    10755.90
10617.61
     1996/12/31   10402.20                    10542.83
10453.23
     1997/01/31   10737.43                    11201.54
10865.66
     1997/02/28   10757.75                    11289.36
10968.62
     1997/03/31   10371.73                    10825.48
10641.07
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Freedom 2030 Fund on October 31, 1996, shortly after the fund started. As the chart shows, by March 31, 1997, the value of the investment would have grown to $10,372 - a 3.72% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,825 - an 8.25% increase. You can also look at how the Fidelity Freedom 2030 Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+8.25%), the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index (+1.10%), the Lehman Brothers Aggregate Bond Index (+0.20%), and the Merrill Lynch High Yield Master Index (+3.88%) according to the fund's initial target asset allocation.* With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,641 - a 6.41% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* 70.0% DOMESTIC EQUITY, 15.0% INTERNATIONAL EQUITY, 5.0% INVESTMENT GRADE FIXED-INCOME,
AND 10.0% HIGH YIELD FIXED-INCOME.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Moderate economic growth and
the direction of the Federal
Reserve Board's monetary policy
were two of the main focal points
for stock and bond markets in the
U.S. for the 12 months that ended
March 31, 1997. The Standard &
Poor's 500 Index returned 19.83%
during the period - above its
long-term average of about 12%.
Solid corporate earnings reports,
large cash inflows into mutual
funds, widespread optimism,
moderate economic growth, low
inflation and a generally favorable
interest rate environment
propelled share prices higher until
mid-March. At that point, the
combination of an anticipated
increase in short-term interest
rates by the Fed and indications of
disappointing fourth-quarter 1996
earnings caused a sharp sell-off in
the stock market. During the
12-month period, bonds were
affected by the anticipation and
implementation of an increase in a
key short-term rate by the Fed. The
Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable bond market -
returned 4.91% over the 12-month
period. The bond market spent
much of the year responding to
each new economic statistic,
wondering whether it would lead
the Fed to increase the rate banks
charge each other for overnight
loans, known as the fed funds rate.
On March 25, the Fed followed
through on its well-telegraphed
pre-emptive strike against inflation
by raising the fed funds rate by
0.25% to 5.50%, a move that
largely had been priced into the
market.
An interview with Ren Cheng (left photo) and Scott Stewart, Portfolio Managers of the Fidelity Freedom Funds
Q. HOW DID THE FUNDS PERFORM, REN?
R.C. From October 17, 1996 - the date of the funds' commencement - through March 31, 1997, the 2030 and 2020 portfolios each returned 2.99%. The 2010, 2000 and Income portfolios returned 2.59%, 2.09% and 1.99%, respectively, over the same time period. The Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index returned 8.46% and 1.50%, respectively. While the Freedom Funds compare to these broad stock and bond market indexes, they also measure their performance to that of their composite benchmarks. The funds trailed the returns of these benchmarks, which are comprised of various indexes and reflect the funds' allocation mixes.
Q. CAN YOU ISOLATE ANY MARKET TRENDS THAT PLAYED KEY ROLES IN THE FUNDS' PERFORMANCE?
R.C. The most obvious trend in the overall stock market for 1996 was the strength of the blue chip, or household name, stocks. Much of the market's gains for 1996 was achieved by a shockingly small number of these stocks. This had somewhat of a negative effect on the performance of some of our underlying funds because many of them invest in medium- and smaller-cap stocks. Other factors that influenced the funds' performance included the Federal Reserve Board interest rate hike in March 1997, the rising U.S. dollar and the continuing economic struggles of Japan. Each event had negative ramifications in one way or another. Investors should keep in mind, however, that while these developments had an impact, the 2030, 2020 and 2010 portfolios are designed for long-term investing. Over time, we feel the funds' built-in diversification should override any short-term market fluctuations. At the same time, the 2000 and Income portfolios are designed to be more resistant to short-term market swings.
Q. TURNING TO YOU, SCOTT, CAN YOU EXPLAIN HOW A RISE IN INTEREST RATES AFFECTS THE FUNDS AND HOW THEY REACT TO SUCH MOVES?
S.S. These funds invest in both bond and stock funds, each of which can react differently to interest rate hikes. Fixed-interest bond prices are closely tied to general interest rates since new fixed-rate bonds will offer a different rate. With stocks, any increase in rates can affect a company's current and future earnings by causing a revaluation of both. Rate increases can also change the appeal of stocks. If an investor can get an 8% yield on a bank CD, will that investor still want to invest as aggressively in stocks? Probably not. When the Fed raised rates a quarter percentage point recently, both bonds and stocks were affected. With the Freedom Funds, we continued to follow our long-term asset mixes and did not alter our strategic allocation of underlying funds. That being said, investors with a long-term time horizon shouldn't be too concerned with short-term interest rate swings. They're going to happen. We're not going to make any knee-jerk reactions as a result of short-term rate movements.
Q. REN, CAN YOU EXPLAIN HOW A RISING U.S. DOLLAR AFFECTS THE FUNDS?
R.C. When the value of the U.S. dollar is rising - as it was through much of the period - a fund's international positions get hit the hardest. In the case of the Freedom Funds, the rising dollar spelled performance trouble for those underlying funds with an international focus. Because these funds invest in securities denominated in various world currencies, any sign of strength in the U.S. dollar is going to have a negative impact. Conversely, when the dollar is weak, these funds have a better chance to outperform. It's important to note that currencies go through cycles. Two years ago, the dollar was in pretty tough shape and investors were concerned. Now, there's a sense that the dollar may be too highly valued. While exposure to currencies is part of the Freedom Funds' overall diversification strategies, day-to-day movements won't dictate my allocation strategies.
Q. REN, WHY DID JAPAN CONTINUE TO STRUGGLE AND HOW DID THIS INFLUENCE THE FUNDS' RETURNS?
R.C. While Japan's local securities markets have performed relatively well, the yen has been hit hard over the year - to the tune of about a 20% depreciation relative to the dollar. This has diminished returns realized by dollar-based investors. We've also encountered confusion from the Japanese government as to how it plans to address the currency problem. Through the underlying funds, the Freedom Funds had a small percentage of their assets affected by the Japanese markets' underperformance.
Q. TECHNOLOGY STOCKS HAVE HAD A BUMPY RIDE. CAN YOU EXPLAIN THE GOINGS-ON IN THE TECHNOLOGY SECTOR?
R.C. The technology story is an interesting one. At the beginning of the period, tech stocks were cooling off from their summertime rally but were still somewhat attractive. Toward the end of 1996 and beginning of 1997, however, the sector went through a severe correction due to a lack of demand in several key areas. The 2020 and 2030 portfolios, those with the highest equity fund concentrations, suffered the most from this fallout. Of the Freedom Funds' underlying investments, Fidelity Growth Company Fund and Fidelity OTC Portfolio each felt the wrath of the tech stock correction. S.S. I would add here that the technology story illustrates the diversification strength of the Freedom Funds. If the underlying funds were invested solely in the more aggressive, technology-oriented stocks, we most likely would be looking at negative returns today. The same holds true with interest rates. While the Income and 2000 portfolios invest heavily in bond funds and suffer a bit more than the long-term portfolios when interest rates climb, the Freedom Funds are spread out enough among asset classes to minimize any dramatic swings in performance.
Q. WHILE TRADITIONAL STOCK FUND MANAGERS RESEARCH COMPANIES ON A DAILY BASIS, THE FREEDOM FUNDS INVEST IN OTHER FIDELITY FUNDS. HOW DO YOU ANALYZE THE UNDERLYING INVESTMENTS?
S.S. Since the composition of the Freedom Funds will be adjusted relative to an investor's target retirement date, monitoring the underlying investments, or funds, is crucial. I track the holdings and performance of each underlying fund on a daily basis and then process that information to determine its effect on the Freedom Funds. The underlying funds won't generally change, but to remain consistent with the Freedom Funds' goals, my weightings in them might.
Q. WHAT'S YOUR OUTLOOK, REN?
R.C. In keeping with the funds' long-term strategy, I'll gradually reallocate each Freedom Fund's target investment mix over the coming months. The table below illustrates the target asset mix I'd like to achieve for each fund by the next time we speak with shareholders on September 30:

                             2030    2020    2010    2000    INCOME

Domestic Equity Funds        70.0%   69.0%   57.2%   38.2%   20.0%

International Equity Funds   14.7%   12.2%   9.0%    4.3%    -

Inv. Grade Fixed-Income      5.5%    11.3%   25.4%   40.3%   40.0%
Funds

High Yield Fixed-Income      9.8%    7.5%    7.0%    3.9%    -
Funds

Money Market Funds           -       -       1.4%    13.3%   40.0%

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

REFLECTING THE CHANGES DISCUSSED IN THIS REPORT, THE FUNDS' COMPOSITE BENCHMARKS WILL CHANGE THEIR ALLOCATIONS AS OF JUNE 30, 1997. THE TABLE BELOW ILLUSTRATES THESE CHANGES.
COMPOSITE BENCHMARKS
                                2030    2020    2010    2000    INCOME

Domestic Equity Funds           69.6%   69.1%   57.7%   38.2%   19.7%

International Equity Funds      15.1%   12.6%   9.5%    4.5%    -

Inv. Grade Fixed-Income         5.3%    10.7%   25.0%   40.8%   40.3%
Funds

High Yield Fixed-Income Funds   10.0%   7.6%    7.1%    4.0%    -

Money Market Funds              -       -       0.7%    12.5%   40.0%


FUND FACTS
GOAL: the 2000, 2010,2020
and 2030 funds each seek
high total return. The Income
fund seeks high current
income and, as a secondary
objective, capital appreciation.
Each fund seeks to achieve
its goal by investing in a
combination of equity,
fixed-income, and money
market underlying Fidelity
funds
FUND NUMBERS: Income
(369); 2000 (370); 2010
(371); 2020 (372); 2030
(373)
SIZE: as of March 31, 1997,
more than $9.4 million
(Income); $15.9 million
(2000); $23.5 million (2010);
$14.9 million (2020); $5.7
million (2030)
MANAGERS: Ren Cheng,
since inception; manager,
various structured
investments for Fidelity
Management Trust
Company; joined Fidelity in
1994; Scott Stewart, since
inception; manager, Fidelity
Fifty, since 1993; founder
and head of Fidelity's
Structured Equity Group since
1987; joined Fidelity in 1987
(checkmark)
SCOTT STEWART DISCUSSES THE
CONCEPT BEHIND THE FREEDOM
FUNDS:
"These funds are unique to
Fidelity in that they're "funds of
funds." They invest in a
diversified assortment of
other Fidelity mutual funds
and reallocate their underlying
investments relative to a
shareholder's anticipated
retirement date. The
longer-term funds - 2030,
2020 and 2010 - will be more
concentrated in equity funds
and less in fixed-income
funds, and will adjust their
investment mix to become
more conservative over time.
The 2000 and Income funds,
on the other hand, have more
of a conservative flavor to
them. The key advantages to
the Freedom Funds are the
simplification and
diversification they offer.
While each fund will
reallocate its investments
accordingly, we still
encourage investors to
monitor their allocations. In
terms of diversification, the
underlying funds are spread
out among various investment
disciplines. If one asset class
suffers a major setback,
chances are good that the
Freedom Funds' other
investments will be able to
offset the effect somewhat."
FIDELITY FREEDOM INCOME
INVESTMENT SUMMARY


FUND HOLDINGS AS OF MARCH 31, 1997
                                           % OF FUND'S
                                           INVESTMENTS

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                       2.9%

Disciplined Equity Fund                     2.9

Equity-Income Fund                          3.0

Fidelity Fund                               2.9

Growth & Income Portfolio                   3.0

Growth Company Fund                         2.9

OTC Portfolio                                  1.8

                                             19.4

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Securities Fund                  15.0

Intermediate Bond Fund                      9.9

Investment Grade Bond Fund                   15.1

                                             40.0

MONEY MARKET FUND

Fidelity Money Market Trust: Retirement      40.6
 Money Market Portfolio

                                            100.0%

ASSET ALLOCATION

INITIAL
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 20.0
20.0%
40.0%
40.0%
CURRENT
Row: 1, Col: 1, Value: 40.6
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 19.4
19.4%
40.6%
40.0%
Domestic Equity funds

EXPECTED
Investment Grade Fixed-Income funds

Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 20.0
20.0%
Money Market fund

40.0%
40.0%
THE INITIAL ALLOCATION REPRESENTS THE TARGET ASSET ALLOCATION AT INCEPTION. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1997.
FIDELITY FREEDOM INCOME

INVESTMENTS MARCH 31, 1997
Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 19.4%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 19.4%
Blue Chip Growth Fund  8,375 $ 273,780
Disciplined Equity Fund  12,390  276,419
Equity-Income Fund  6,526  281,140
Fidelity Fund  11,146  274,525
Growth & Income Portfolio  8,979  278,182
Growth Company Fund  6,813  267,686
OTC Portfolio  5,774  172,630
TOTAL EQUITY FUNDS
(Cost $1,916,733)   1,824,362
FIXED-INCOME FUNDS - 40.0%
INVESTMENT GRADE FIXED-INCOME FUNDS - 40.0%
Government Securities Fund  150,015  1,417,645
Intermediate Bond Fund  94,218  932,758
Investment Grade Bond Fund  203,961  1,419,571
TOTAL FIXED-INCOME FUNDS
(Cost $3,838,403)   3,769,974
MONEY MARKET FUND - 40.6%
Fidelity Money Market Trust: Retirement
Money Market Portfolio
(Cost $3,831,338)  3,831,338  3,831,338
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $9,586,474)  $ 9,425,674
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $10,134,834 and $554,928, respectively.
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $9,586,482. Net unrealized depreciation aggregated $160,808, of which $588 related to appreciated investment securities and $161,396 related to depreciated investment securities.
The fund hereby designates approximately $5,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM INCOME
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997

ASSETS

Investment in securities, at value (cost $9,586,474) -                  $ 9,425,674
See accompanying schedule

Cash                                                                     1,398

Receivable for Freedom Fund shares sold                                  240,390

Dividends receivable                                                     35,005

 TOTAL ASSETS                                                            9,702,467

LIABILITIES

Payable for underlying fund shares purchased                $ 266,724

Payable for Freedom Fund shares redeemed                     8,628

Accrued management fee                                       580

 TOTAL LIABILITIES                                                       275,932

NET ASSETS                                                              $ 9,426,535

Net Assets consist of:

Paid in capital                                                         $ 9,534,660

Undistributed net investment income                                      41,001

Accumulated undistributed net realized gain (loss)                       11,674
on investments

Net unrealized appreciation (depreciation) on                            (160,800)
investments

NET ASSETS, for 936,773 shares outstanding                              $ 9,426,535

NET ASSET VALUE, offering price and redemption price per                 $10.06
share ($9,426,535 (divided by) 936,773 shares)


STATEMENT OF OPERATIONS

 OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997

INVESTMENT INCOME                                                             $ 74,449
Income distributions from underlying funds

EXPENSES

Management fee                                                      $ 1,478

Non-interested trustees' compensation                                3

 Total expenses before reductions                                    1,481

 Expense reductions                                                  (333)     1,148

NET INVESTMENT INCOME                                                          73,301

REALIZED AND UNREALIZED GAIN (LOSS)

Capital gain distributions from underlying funds                     6,409

Realized gain (loss) on sale of underlying fund shares               6,568     12,977

Change in net unrealized appreciation (depreciation)                           (160,800)
on investment securities

NET GAIN (LOSS)                                                                (147,823)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ (74,522)
FROM OPERATIONS

OTHER INFORMATION

Expense reductions

 Reimbursement from investment adviser                                        $ 283

 Custodian interest credits                                                    50

                                                                              $ 333


STATEMENT OF CHANGES IN NET ASSETS

                                                                             OCTOBER 17, 1996
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                             MARCH 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 73,301
Net investment income

 Net realized gain (loss)                                                     12,977

 Change in net unrealized appreciation (depreciation)                         (160,800)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (74,522)

Distributions to shareholders from net investment income                      (33,604)

Share transactions                                                            11,258,281
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                                                33,565

 Cost of Freedom Fund shares redeemed                                         (1,757,185)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE                   9,534,661
TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     9,426,535

NET ASSETS

 Beginning of period                                                          -

 End of period (including undistributed net investment income of $41,001)    $ 9,426,535

OTHER INFORMATION
Shares

 Sold                                                                         1,105,915

 Issued in reinvestment of distributions                                      3,290

 Redeemed                                                                     (172,432)

 Net increase (decrease)                                                      936,773


FINANCIAL HIGHLIGHTS
      OCTOBER 17, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MARCH 31, 1997

SELECTED PER-SHARE DATA

Net asset value, beginning of period                            $ 10.00

Income from Investment Operations

 Net investment income D                                         .22

 Net realized and unrealized gain (loss)                         (.02) F

 Total from investment operations                                .20



Less Distributions

 From net investment income                                      (.14)

Net asset value, end of period                                  $ 10.06

TOTAL RETURN B, C                                                1.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)                         $ 9,427

Ratio of expenses to average net assets                          .08% A
                                                                , E

Ratio of net investment income to average net assets             4.95% A

Portfolio turnover rate                                          32% A

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2000
INVESTMENT SUMMARY


FUND HOLDINGS AS OF MARCH 31, 1997
                                           % OF FUND'S
                                           INVESTMENTS

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                       5.8%

Disciplined Equity Fund                     5.8

Equity-Income Fund                          5.9

Fidelity Fund                               5.8

Growth & Income Portfolio                   5.8

Growth Company Fund                         5.6

OTC Portfolio                                  3.6

                                             38.3

INTERNATIONAL EQUITY FUNDS

Diversified International Fund              1.1

Europe Fund                                 1.2

Japan Fund                                  0.9

Overseas Fund                               1.2

Southeast Asia Fund                           0.2

                                              4.6

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Securities Fund                  15.5

Intermediate Bond Fund                      10.2

Investment Grade Bond Fund                   15.6

                                             41.3

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund                         4.0



MONEY MARKET FUND

Fidelity Money Market Trust: Retirement      11.8
 Money Market Portfolio

                                            100.0%

ASSET ALLOCATION

INITIAL
11.5% (MM)
Row: 1, Col: 1, Value: 11.5
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 40.9
Row: 1, Col: 4, Value: 4.4
Row: 1, Col: 5, Value: 39.2
4.0% (HY)
39.2% (DE)
40.9% (IG)
4.4% (IE)
CURRENT
11.8% (MM)
Row: 1, Col: 1, Value: 11.8
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 41.3
Row: 1, Col: 4, Value: 4.6
Row: 1, Col: 5, Value: 38.3
38.3% (DE)
4.0% (HY)
41.3% (IG)
4.6% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
EXPECTED
Fixed-income
IG = Investment Grade funds
HY = High Yield fund
13.3% (MM)
Row: 1, Col: 1, Value: 13.3
Row: 1, Col: 2, Value: 3.9
Row: 1, Col: 3, Value: 40.3
Row: 1, Col: 4, Value: 4.3
Row: 1, Col: 5, Value: 38.2
3.9% (HY)
38.2% (DE)
Money Market fund (MM)

40.3% (IG)
4.3% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE INITIAL ALLOCATION REPRESENTS THE TARGET ASSET ALLOCATION AT INCEPTION. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1997.
FIDELITY FREEDOM 2000

INVESTMENTS MARCH 31, 1997
Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 42.9%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 38.3%
Blue Chip Growth Fund  28,026 $ 916,197
Disciplined Equity Fund  41,458  924,928
Equity-Income Fund  21,830  940,430
Fidelity Fund  37,314  919,040
Growth & Income Portfolio  30,041  930,668
Growth Company Fund  22,767  894,549
OTC Portfolio  19,224  574,794
  6,100,606
INTERNATIONAL EQUITY FUNDS - 4.6%
Diversified International Fund  12,344  186,153
Europe Fund  6,850  188,941
Japan Fund  13,345  142,262
Overseas Fund  5,904  187,904
Southeast Asia Fund  2,265  32,190
  737,450
TOTAL EQUITY FUNDS
(Cost $7,086,484)   6,838,056
FIXED-INCOME FUNDS - 45.3%
INVESTMENT GRADE FIXED-INCOME FUNDS - 41.3%
Government Securities Fund  261,999  2,475,892
Intermediate Bond Fund  164,445  1,628,004
Investment Grade Bond Fund  356,239  2,479,426
  6,583,322
HIGH YIELD FIXED-INCOME FUND - 4.0%
Capital & Income Fund  69,550  646,123
TOTAL FIXED-INCOME FUNDS
(Cost $7,358,524)   7,229,445
MONEY MARKET FUND - 11.8%
Fidelity Money Market Trust: Retirement
Money Market Portfolio
(Cost $1,877,122)  1,877,122  1,877,122
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $16,322,130)  $ 15,944,623
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $16,881,523 and $570,851, respectively.
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $16,322,198. Net unrealized depreciation aggregated $377,575, of which $19,847 related to appreciated investment securities and $397,422 related to depreciated investment securities.
The fund hereby designates approximately $13,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM 2000
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997

ASSETS

Investment in securities, at value (cost $16,322,130) -                $ 15,944,623
See accompanying schedule

Cash                                                                    2,013

Receivable for Freedom Fund shares sold                                 333,535

Dividends receivable                                                    43,528

 TOTAL ASSETS                                                           16,323,699

LIABILITIES

Payable for underlying fund shares purchased               $ 307,793

Payable for Freedom Fund shares redeemed                    69,220

Accrued management fee                                      970

Other payables and accrued expenses                         55

 TOTAL LIABILITIES                                                      378,038

NET ASSETS                                                             $ 15,945,661

Net Assets consist of:

Paid in capital                                                        $ 16,192,263

Undistributed net investment income                                     99,480

Accumulated undistributed net realized gain (loss)                      31,425
on investments

Net unrealized appreciation (depreciation) on                           (377,507)
investments

NET ASSETS, for 1,575,949 shares outstanding                           $ 15,945,661

NET ASSET VALUE, offering price and redemption price                    $10.12
per share ($15,945,661 (divided by) 1,575,949 shares)


STATEMENT OF OPERATIONS

 OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997

INVESTMENT INCOME                                                             $ 111,210
Income distributions from underlying funds

EXPENSES

Management fee                                                      $ 2,718

Non-interested trustees' compensation                                7

 Total expenses before reductions                                    2,725

 Expense reductions                                                  (471)     2,254

NET INVESTMENT INCOME                                                          108,956

REALIZED AND UNREALIZED GAIN (LOSS)

Capital gain distributions from underlying funds                     24,900

Realized gain (loss) on sale of underlying fund shares               11,458    36,358

Change in net unrealized appreciation (depreciation) on                        (377,507)
investment securities

NET GAIN (LOSS)                                                                (341,149)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ (232,193)
FROM OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from investment adviser                                        $ 444

 Custodian interest credits                                                    27

                                                                              $ 471


STATEMENT OF CHANGES IN NET ASSETS

                                                                             OCTOBER 17, 1996
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                             MARCH 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 108,956
Net investment income

 Net realized gain (loss)                                                     36,358

 Change in net unrealized appreciation (depreciation)                         (377,507)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              (232,193)
FROM OPERATIONS

Distributions to shareholders from net investment income                      (14,410)

Share transactions                                                            18,502,730
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                                                14,332

 Cost of Freedom Fund shares redeemed                                         (2,324,798)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              16,192,264
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     15,945,661

NET ASSETS

 Beginning of period                                                          -

 End of period (including undistributed net investment income of $99,480)    $ 15,945,661

OTHER INFORMATION
Shares

 Sold                                                                         1,799,764

 Issued in reinvestment of distributions                                      1,404

 Redeemed                                                                     (225,219)

 Net increase (decrease)                                                      1,575,949


FINANCIAL HIGHLIGHTS
      OCTOBER 17, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MARCH 31, 1997

SELECTED PER-SHARE DATA

Net asset value, beginning of period                            $ 10.00

Income from Investment Operations

 Net investment income D                                         .18

 Net realized and unrealized gain (loss)                         .03 F

 Total from investment operations                                .21



Less Distributions

 From net investment income                                      (.09)

Net asset value, end of period                                  $ 10.12

TOTAL RETURN B, C                                                2.09%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)                         $ 15,946

Ratio of expenses to average net assets                          .08% A
                                                                , E

Ratio of net investment income to average net assets             4.00% A

Portfolio turnover rate                                          19% A

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2010
INVESTMENT SUMMARY


FUND HOLDINGS AS OF MARCH 31, 1997
                                       % OF FUND'S
                                       INVESTMENTS

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                   8.7%

Disciplined Equity Fund                 8.8

Equity-Income Fund                      9.0

Fidelity Fund                           8.8

Growth & Income Portfolio               8.9

Growth Company Fund                     8.5

OTC Portfolio                             5.5

                                         58.2

INTERNATIONAL EQUITY FUNDS

Diversified International Fund          2.5

Europe Fund                             2.6

Japan Fund                              1.9

Overseas Fund                           2.6

Southeast Asia Fund                       0.5

                                         10.1

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Securities Fund              9.2

Intermediate Bond Fund                  6.1

Investment Grade Bond Fund                9.3

                                         24.6

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund                     7.1

                                        100.0%

ASSET ALLOCATION

INITIAL
7.0% (HY)
Row: 1, Col: 1, Value: 7.0
Row: 1, Col: 2, Value: 24.1
Row: 1, Col: 3, Value: 9.699999999999999
Row: 1, Col: 4, Value: 59.2
24.1% (IG)
59.2% (DE)
9.7% (IE)
CURRENT
7.1% (HY)
Row: 1, Col: 1, Value: 7.1
Row: 1, Col: 2, Value: 24.6
Row: 1, Col: 3, Value: 10.1
Row: 1, Col: 4, Value: 58.2
24.6% (IG)
58.2% (DE)
10.1% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
EXPECTED
1.4% (MM)
Fixed-income
IG = Investment Grade funds
HY = High Yield funds
7.0% (HY)
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 7.0
Row: 1, Col: 3, Value: 25.4
Row: 1, Col: 4, Value: 9.0
Row: 1, Col: 5, Value: 57.2
Money Market fund (MM)

25.4% (IG)
57.2% (DE)
9.0% (IE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE INITIAL ALLOCATION REPRESENTS THE TARGET ASSET ALLOCATION AT INCEPTION. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1997.
FIDELITY FREEDOM 2010

INVESTMENTS MARCH 31, 1997
Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 68.3%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 58.2%
Blue Chip Growth Fund  63,060 $ 2,061,419
Disciplined Equity Fund  93,365  2,082,971
Equity-Income Fund  49,045  2,112,849
Fidelity Fund  83,909  2,066,688
Growth & Income Portfolio  67,514  2,091,572
Growth Company Fund  51,338  2,017,050
OTC Portfolio  43,385  1,297,197
  13,729,746
INTERNATIONAL EQUITY FUNDS - 10.1%
Diversified International Fund  39,802  600,227
Europe Fund  22,093  609,317
Japan Fund  43,507  463,782
Overseas Fund  19,034  605,855
Southeast Asia Fund  7,882  112,006
  2,391,187
TOTAL EQUITY FUNDS
(Cost $16,654,469)   16,120,933
FIXED-INCOME FUNDS - 31.7%
INVESTMENT GRADE FIXED-INCOME FUNDS - 24.6%
Government Securities Fund  230,616  2,179,323
Intermediate Bond Fund  144,719  1,432,713
Investment Grade Bond Fund  313,580  2,182,520
  5,794,556
HIGH YIELD FIXED-INCOME FUND - 7.1%
Capital & Income Fund  181,101  1,682,430
TOTAL FIXED-INCOME FUNDS
(Cost $7,597,269)   7,476,986
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $24,251,738)  $ 23,597,919
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $24,352,934 and $103,744, respectively.
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $24,251,919. Net unrealized depreciation aggregated $654,000, of which $69,893 related to appreciated investment securities and $723,893 related to depreciated investment securities.
The fund hereby designates approximately $4,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM 2010
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997

ASSETS

Investment in securities, at value (cost $24,251,738) -                $ 23,597,919
See accompanying schedule

Cash                                                                    3,161

Receivable for Freedom Fund shares sold                                 389,047

Dividends receivable                                                    35,463

 TOTAL ASSETS                                                           24,025,590

LIABILITIES

Payable for underlying fund shares purchased               $ 386,541

Payable for Freedom Fund shares redeemed                    37,900

Accrued management fee                                      1,422

Other payables and accrued expenses                         61

 TOTAL LIABILITIES                                                      425,924

NET ASSETS                                                             $ 23,599,666

Net Assets consist of:

Paid in capital                                                        $ 24,134,039

Undistributed net investment income                                     93,710

Accumulated undistributed net realized gain (loss)                      25,736
on investments

Net unrealized appreciation (depreciation) on                           (653,819)
investments

NET ASSETS, for 2,324,286 shares outstanding                           $ 23,599,666

NET ASSET VALUE, offering price and redemption price                    $10.15
per share ($23,599,666 (divided by) 2,324,286 shares)


STATEMENT OF OPERATIONS

 OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997

INVESTMENT INCOME                                                            $ 96,685
Income distributions from underlying funds

EXPENSES

Management fee                                                     $ 3,682

Non-interested trustees' compensation                               9

 Total expenses before reductions                                   3,691

 Expense reductions                                                 (654)     3,037

NET INVESTMENT INCOME                                                         93,648

REALIZED AND UNREALIZED GAIN (LOSS)

Capital gain distributions from underlying funds                    28,539

Realized gain (loss) on sale of underlying fund shares              2,548     31,087

Change in net unrealized appreciation (depreciation) on                       (653,819)
investment securities

NET GAIN (LOSS)                                                               (622,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ (529,084)
FROM OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from investment adviser                                       $ 623

 Custodian interest credits                                                   31

                                                                             $ 654


STATEMENT OF CHANGES IN NET ASSETS

                                                                             OCTOBER 17, 1996
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                             MARCH 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 93,648
Net investment income

 Net realized gain (loss)                                                     31,087

 Change in net unrealized appreciation (depreciation)                         (653,819)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (529,084)

Distributions to shareholders from net investment income                      (5,289)

Share transactions                                                            26,783,587
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                                                5,289

 Cost of Freedom Fund shares redeemed                                         (2,654,837)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE                   24,134,039
TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     23,599,666

NET ASSETS

 Beginning of period                                                          -

 End of period (including undistributed net investment income of $93,710)    $ 23,599,666

OTHER INFORMATION
Shares

 Sold                                                                         2,579,315

 Issued in reinvestment of distributions                                      516

 Redeemed                                                                     (255,545)

 Net increase (decrease)                                                      2,324,286


FINANCIAL HIGHLIGHTS
      OCTOBER 17, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MARCH 31, 1997

SELECTED PER-SHARE DATA

Net asset value, beginning of period                            $ 10.00

Income from Investment Operations

 Net investment income D                                         .11

 Net realized and unrealized gain (loss)                         .15 F

 Total from investment operations                                .26



Less Distributions

 From net investment income                                      (.11)

Net asset value, end of period                                  $ 10.15

TOTAL RETURN B, C                                                2.59%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)                         $ 23,600

Ratio of expenses to average net assets                          .08% A
                                                                , E

Ratio of net investment income to average net assets             2.56% A

Portfolio turnover rate                                          3% A

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2020
INVESTMENT SUMMARY


FUND HOLDINGS AS OF MARCH 31, 1997
                                       % OF FUND'S
                                       INVESTMENTS

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                   10.4%

Disciplined Equity Fund                 10.5

Equity-Income Fund                      10.7

Fidelity Fund                           10.4

Growth & Income Portfolio               10.6

Growth Company Fund                     10.2

OTC Portfolio                               6.5

                                         69.3

INTERNATIONAL EQUITY FUNDS

Diversified International Fund          3.2

Europe Fund                             3.3

Japan Fund                              2.5

Overseas Fund                           3.3

Southeast Asia Fund                       0.6

                                         12.9

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Securities Fund              3.8

Intermediate Bond Fund                  2.5

Investment Grade Bond Fund                3.8

                                         10.1

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund                     7.7

                                        100.0%

ASSET ALLOCATION

INITIAL
7.5% (HY)
Row: 1, Col: 1, Value: 7.5
Row: 1, Col: 2, Value: 10.1
Row: 1, Col: 3, Value: 12.4
Row: 1, Col: 4, Value: 70.0
10.1% (IG)
12.4% (IE)
70.0% (DE)
CURRENT
7.7% (HY)
Row: 1, Col: 1, Value: 7.7
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 12.9
Row: 1, Col: 4, Value: 69.3
10.1% (IG)
69.3% (DE)
12.9% (IE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
EXPECTED
7.5% (HY)
Fixed-income
IG = Investment Grade funds
HY = High Yield fund
Row: 1, Col: 1, Value: 7.5
Row: 1, Col: 2, Value: 11.3
Row: 1, Col: 3, Value: 12.2
Row: 1, Col: 4, Value: 69.0
11.3% (IG)
12.2% (IE)
69.0% (DE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE INITIAL ALLOCATION REPRESENTS THE TARGET ASSET ALLOCATION AT INCEPTION. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1997.
FIDELITY FREEDOM 2020

INVESTMENTS MARCH 31, 1997
Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 82.2%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 69.3%
Blue Chip Growth Fund  47,597 $ 1,555,964
Disciplined Equity Fund  70,515  1,573,187
Equity-Income Fund  37,016  1,594,661
Fidelity Fund  63,328  1,559,763
Growth & Income Portfolio  50,954  1,578,546
Growth Company Fund  38,747  1,522,351
OTC Portfolio  32,692  977,501
  10,361,973
INTERNATIONAL EQUITY FUNDS - 12.9%
Diversified International Fund  32,281  486,800
Europe Fund  17,927  494,420
Japan Fund  34,949  372,556
Overseas Fund  15,433  491,256
Southeast Asia Fund  6,235  88,611
  1,933,643
TOTAL EQUITY FUNDS
(Cost $12,685,264)   12,295,616
FIXED-INCOME FUNDS - 17.8%
INVESTMENT GRADE FIXED-INCOME FUNDS - 10.1%
Government Securities Fund  60,339  570,210
Intermediate Bond Fund  37,882  375,037
Investment Grade Bond Fund  82,118  571,548
  1,516,795
HIGH YIELD FIXED-INCOME FUND - 7.7%
Capital & Income Fund  123,250  1,144,963
TOTAL FIXED-INCOME FUNDS
(Cost $2,702,108)   2,661,758
TOTAL INVESTMENT IN SECURITIES -  100%
(Cost $15,387,372)  $ 14,957,374
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $15,949,062 and $580,235, respectively.
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $15,387,374. Net unrealized depreciation aggregated $430,000, of which $61,780 related to appreciated investment securities and $491,780 related to depreciated investment securities.
The fund hereby designates approximately $8,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM 2020
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997

ASSETS

Investment in securities, at value (cost $15,387,372) -                $ 14,957,374
See accompanying schedule

Cash                                                                    2,029

Receivable for Freedom Fund shares sold                                 183,499

Dividends receivable                                                    12,130

 TOTAL ASSETS                                                           15,155,032

LIABILITIES

Payable for underlying fund shares purchased               $ 122,438

Payable for Freedom Fund shares redeemed                    73,169

Accrued management fee                                      917

Other payables and accrued expenses                         25

 TOTAL LIABILITIES                                                      196,549

NET ASSETS                                                             $ 14,958,483

Net Assets consist of:

Paid in capital                                                        $ 15,305,424

Undistributed net investment income                                     43,724

Accumulated undistributed net realized gain (loss)                      39,333
on investments

Net unrealized appreciation (depreciation) on                           (429,998)
investments

NET ASSETS, for 1,465,713 shares outstanding                           $ 14,958,483

NET ASSET VALUE, offering price and redemption price                    $10.21
per share ($14,958,483 (divided by) 1,465,713 shares)


STATEMENT OF OPERATIONS

 OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997

INVESTMENT INCOME                                                            $ 45,301
Income distributions from underlying funds

EXPENSES

Management fee                                                     $ 2,501

Non-interested trustees' compensation                               6

 Total expenses before reductions                                   2,507

 Expense reductions                                                 (468)     2,039

NET INVESTMENT INCOME                                                         43,262

REALIZED AND UNREALIZED GAIN (LOSS)

Capital gain distributions from underlying funds                    25,520

Realized gain (loss) on sale of underlying fund shares              18,545    44,065

Change in net unrealized appreciation (depreciation) on                       (429,998)
investment securities

NET GAIN (LOSS)                                                               (385,933)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ (342,671)
FROM OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from investment adviser                                       $ 436

 Custodian interest credits                                                   32

                                                                             $ 468


STATEMENT OF CHANGES IN NET ASSETS

                                                                             OCTOBER 17, 1996
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                             MARCH 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 43,262
Net investment income

 Net realized gain (loss)                                                     44,065

 Change in net unrealized appreciation (depreciation)                         (429,998)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              (342,671)
FROM OPERATIONS

Distributions to shareholders from net investment income                      (4,270)

Share transactions                                                            17,189,961
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                                                4,270

 Cost of Freedom Fund shares redeemed                                         (1,888,807)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              15,305,424
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     14,958,483

NET ASSETS

 Beginning of period                                                          -

 End of period (including undistributed net investment income of $43,724)    $ 14,958,483

OTHER INFORMATION
Shares

 Sold                                                                         1,645,700

 Issued in reinvestment of distributions                                      414

 Redeemed                                                                     (180,401)

 Net increase (decrease)                                                      1,465,713


FINANCIAL HIGHLIGHTS
      OCTOBER 17, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MARCH 31, 1997

SELECTED PER-SHARE DATA

Net asset value, beginning of period                            $ 10.00

Income from Investment Operations

 Net investment income D                                         .08

 Net realized and unrealized gain (loss)                         .22 F

 Total from investment operations                                .30



Less Distributions

 From net investment income                                      (.09)

Net asset value, end of period                                  $ 10.21

TOTAL RETURN B, C                                                2.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)                         $ 14,958

Ratio of expenses to average net assets                          .08% A
                                                                , E

Ratio of net investment income to average net assets             1.75% A

Portfolio turnover rate                                          21% A

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY FREEDOM 2030
INVESTMENT SUMMARY


FUND HOLDINGS AS OF MARCH 31, 1997
                                       % OF FUND'S
                                       INVESTMENTS

DOMESTIC EQUITY FUNDS

Blue Chip Growth Fund                   10.4%

Disciplined Equity Fund                 10.5

Equity-Income Fund                      10.6

Fidelity Fund                           10.4

Growth & Income Portfolio               10.5

Growth Company Fund                     10.2

OTC Portfolio                               6.6

                                         69.2

INTERNATIONAL EQUITY FUNDS

Diversified International Fund          3.9

Europe Fund                             4.0

Japan Fund                              3.0

Overseas Fund                           3.9

Southeast Asia Fund                       0.7

                                         15.5

INVESTMENT GRADE FIXED-INCOME FUNDS

Government Securities Fund              1.9

Intermediate Bond Fund                  1.3

Investment Grade Bond Fund                1.9

                                          5.1

HIGH YIELD FIXED-INCOME FUND

Capital & Income Fund                    10.2

                                        100.0%

ASSET ALLOCATION

INITIAL
10.0% (HY)
Row: 1, Col: 1, Value: 10.0
Row: 1, Col: 2, Value: 5.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 70.0
5.0% (IG)
15.0% (IE)
70.0% (DE)
CURRENT
10.2% (HY)
Row: 1, Col: 1, Value: 10.2
Row: 1, Col: 2, Value: 5.1
Row: 1, Col: 3, Value: 15.5
Row: 1, Col: 4, Value: 69.2
5.1% (IG)
15.5% (IE)
69.2% (DE)
Equity
DE = Domestic Equity funds
IE = International Equity funds
EXPECTED
9.8% (HY)
Fixed-income
IG = Investment Grade funds
HY = High Yield fund
Row: 1, Col: 1, Value: 9.800000000000001
Row: 1, Col: 2, Value: 5.5
Row: 1, Col: 3, Value: 14.7
Row: 1, Col: 4, Value: 70.0
5.5% (IG)
14.7% (IE)
70.0% (DE)
THE FUND INVESTS ACCORDING TO AN ASSET ALLOCATION STRATEGY THAT BECOMES INCREASINGLY CONSERVATIVE OVER TIME. THE INITIAL ALLOCATION REPRESENTS THE TARGET ASSET ALLOCATION AT INCEPTION. THE CURRENT ALLOCATION IS BASED ON THE FUND'S HOLDINGS AS OF MARCH 31, 1997. THE EXPECTED ALLOCATION REPRESENTS THE FUND'S ANTICIPATED TARGET ASSET ALLOCATION AT SEPTEMBER 30, 1997.
FIDELITY FREEDOM 2030

INVESTMENTS MARCH 31, 1997
Showing Percentage of Total Value of Investment in Securities


EQUITY FUNDS - 84.7%
 SHARES VALUE (NOTE 1)
DOMESTIC EQUITY FUNDS - 69.2%
Blue Chip Growth Fund  18,160 $ 593,634
Disciplined Equity Fund  26,882  599,742
Equity-Income Fund  14,090  606,986
Fidelity Fund  24,143  594,638
Growth & Income Portfolio  19,417  601,520
Growth Company Fund  14,842  583,124
OTC Portfolio  12,710  380,018
  3,959,662
INTERNATIONAL EQUITY FUNDS - 15.5%
Diversified International Fund  14,794  223,087
Europe Fund  8,209  226,410
Japan Fund  16,314  173,905
Overseas Fund  7,065  224,878
Southeast Asia Fund  2,967  42,162
  890,442
TOTAL EQUITY FUNDS
(Cost $5,017,171)   4,850,104
FIXED-INCOME FUNDS - 15.3%
INVESTMENT GRADE FIXED-INCOME FUNDS - 5.1%
Government Securities Fund  11,584  109,476
Intermediate Bond Fund  7,205  71,331
Investment Grade Bond Fund  15,814  110,071
  290,878
HIGH YIELD FIXED-INCOME FUND - 10.2%
Capital & Income Fund  62,820  583,675
TOTAL FIXED-INCOME FUNDS
(Cost $883,291)   874,553
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $5,900,462)  $ 5,724,657
OTHER INFORMATION
Purchases and redemptions of the underlying fund shares aggregated $6,061,100 and $168,108, respectively.
INCOME TAX INFORMATION
At March 31, 1997, the aggregate cost of investment securities for income tax purposes was $5,900,661. Net unrealized depreciation aggregated $176,004, of which $15,325 related to appreciated investment securities and $191,329 related to depreciated investment securities.
The fund hereby designates approximately $3,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FIDELITY FREEDOM 2030
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1997

ASSETS

Investment in securities, at value (cost $5,900,462) -                $ 5,724,657
See accompanying schedule

Cash                                                                   999

Receivable for Freedom Fund shares sold                                201,821

Dividends receivable                                                   3,093

 TOTAL ASSETS                                                          5,930,570

LIABILITIES

Payable for underlying fund shares purchased              $ 186,762

Payable for Freedom Fund shares redeemed                   18,113

Accrued management fee                                     285

 TOTAL LIABILITIES                                                     205,160

NET ASSETS                                                            $ 5,725,410

Net Assets consist of:

Paid in capital                                                       $ 5,873,405

Undistributed net investment income                                    10,649

Accumulated undistributed net realized gain (loss)                     17,161
on investments

Net unrealized appreciation (depreciation) on                          (175,805)
investments

NET ASSETS, for 560,546 shares outstanding                            $ 5,725,410

NET ASSET VALUE, offering price and redemption price                   $10.21
per share ($5,725,410 (divided by) 560,546 shares)


STATEMENT OF OPERATIONS

 OCTOBER 17, 1996 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1997

INVESTMENT INCOME                                                            $ 12,846
Income distributions from underlying funds

EXPENSES

Management fee                                                     $ 719

Non-interested trustees' compensation                               2

 Total expenses before reductions                                   721

 Expense reductions                                                 (145)     576

NET INVESTMENT INCOME                                                         12,270

REALIZED AND UNREALIZED GAIN (LOSS)

Capital gain distributions from underlying funds                    11,904

Realized gain (loss) on sale of underlying fund shares              7,470     19,374

Change in net unrealized appreciation (depreciation) on                       (175,805)
investment securities

NET GAIN (LOSS)                                                               (156,431)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ (144,161)
FROM OPERATIONS

OTHER INFORMATION
Expense reductions

 Reimbursement from investment adviser                                       $ 118

 Custodian interest credits                                                   27

                                                                             $ 145


STATEMENT OF CHANGES IN NET ASSETS

                                                                             OCTOBER 17, 1996
                                                                             (COMMENCEMENT
                                                                             OF OPERATIONS) TO
                                                                             MARCH 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 12,270
Net investment income

 Net realized gain (loss)                                                     19,374

 Change in net unrealized appreciation (depreciation)                         (175,805)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (144,161)

Distributions to shareholders from net investment income                      (3,835)

Share transactions                                                            6,627,125
Net proceeds from sales of Freedom Fund shares

 Reinvestment of distributions                                                3,834

 Cost of Freedom Fund shares redeemed                                         (757,553)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE                   5,873,406
TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     5,725,410

NET ASSETS

 Beginning of period                                                          -

 End of period (including undistributed net investment income of $10,649)    $ 5,725,410

OTHER INFORMATION
Shares

 Sold                                                                         632,180

 Issued in reinvestment of distributions                                      372

 Redeemed                                                                     (72,006)

 Net increase (decrease)                                                      560,546


FINANCIAL HIGHLIGHTS
      OCTOBER 17, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MARCH 31, 1997

SELECTED PER-SHARE DATA

Net asset value, beginning of period                            $ 10.00

Income from Investment Operations

 Net investment income D                                         .08

 Net realized and unrealized gain (loss)                         .22 F

 Total from investment operations                                .30



Less Distributions

 From net investment income                                      (.09)

Net asset value, end of period                                  $ 10.21

TOTAL RETURN B, C                                                2.99%

RATIOS AND SUPPLEMENTAL DATA
(amounts do not include the activity of the underlying funds)

Net assets, end of period (000 omitted)                         $ 5,725

Ratio of expenses to average net assets                          .08% A
                                                                , E

Ratio of net investment income to average net assets             1.71% A

Portfolio turnover rate                                          19% A

ANNUALIZED
THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC ADVISERS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, and Freedom 2030 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed-income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, each fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and redemptions of the underlying fund shares is included under the caption "Other Information" at the end of each fund's schedule of investments.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. Each fund pays a management fee to Strategic Advisers, Inc., an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of each fund's average net assets. OTHER TRANSACTIONS. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.
4. EXPENSE REDUCTIONS.
Strategic Advisers voluntarily agreed to reimburse each fund's total operating expenses above an annual rate of .08% of each fund's average net assets.
In addition, certain funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of each applicable fund's expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
5. BENEFICIAL INTEREST.
At the end of the period, certain unaffiliated shareholders were each record owners of more than 10% of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
 NUMBER OF
FUND SHAREHOLDERS % OWNERSHIP
Freedom Income 1 39%
Freedom 2000 1 40%
Freedom 2010 2 54%
Freedom 2020 2 49%
Freedom 2030 1 30%
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Income, Fidelity Freedom 2000, Fidelity Freedom 2010, Fidelity Freedom 2020, and Fidelity Freedom 2030 Funds:
We have audited the accompanying statements of assets and liabilities of Fidelity Aberdeen Street Trust: Fidelity Freedom Income, Fidelity Freedom 2000, Fidelity Freedom 2010, Fidelity Freedom 2020, and Fidelity Freedom 2030 Funds, including the schedules of portfolio investments, as of March 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period October 17, 1996 (commencement of operations) to March 31, 1997. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Aberdeen Street Trust: Fidelity Freedom Income, Fidelity Freedom 2000, Fidelity Freedom 2010, Fidelity Freedom 2020, and Fidelity Freedom 2030 Funds as of March 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the period October 17, 1996 (commencement of operations) to March 31, 1997, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
May 9, 1997
DISTRIBUTIONS


The Board of Trustees of each fund voted to pay shareholders of record at the opening of business on 5/2/97, the following distributions derived from capital gains realized from sales of portfolio securities and distributions from underlying funds, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Freedom Income 5/5/97 5/2/97 $0.04 $0.01
Freedom 2000 5/5/97 5/2/97 $0.05 $0.02
Freedom 2010 5/5/97 5/2/97 $0.04 $0.01
Freedom 2020 5/5/97 5/2/97 $0.03 $0.02
Freedom 2030 5/5/97 5/2/97 $0.01 $0.02

The following percentages of dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax:
Freedom Income 18.8%
Freedom 2000 13.2%
Freedom 2010 4.8%
Freedom 2020 1.8%
Freedom 2030 3.3%
The following percentages of dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders:
Freedom Income 9%
Freedom 2000 18%
Freedom 2010 25%
Freedom 2020 29%
Freedom 2030 29%
The funds will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.


INVESTMENT ADVISER
Strategic Advisers, Inc.
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
SM
Asset Manager: Growth
SM
Asset Manager: Income
SM
Fidelity Freedom Funds-
Income, 2000, 2010, 2020, 2030
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE